Issuance of common units and Series A Preferred Units - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Compensation Paid to Agent				$ 1,100
Proceeds from Issuance of Common Limited Partners Units	$ 0	$ 1,029	$ 4,563
Agent [Member]
Sales Commissions	$ 100	$ 200	$ 800
Common Stock [Member]
Partners' Capital Account, Units, Sale of Units		53,160	253,106	306,266
Proceeds from Issuance of Preferred Limited Partners Units		$ 1,000	$ 4,600
Proceeds from Issuance of Common Limited Partners Units				$ 5,600
Average Gross Sales Price Per Share	$ 0	$ 19.60	$ 18.26
8.75% Series A Preferred Units [Member]
Partners' Capital Account, Units, Sale of Units	126,743	496,520	1,529,070	2,152,333
Proceeds from Issuance of Preferred Limited Partners Units	$ 3,200	$ 13,100	$ 38,700	$ 54,900
Average Gross Sales Price Per Share	$ 25.50	$ 26.79	$ 25.74